Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Collaboration and other revenue	$ 6,500		$ 6,500		$ 2,000	$ 11,000
Operating expenses:
Research and development expense (includes related party amounts of $300 and $2,150 for the years ended December 31, 2025 and 2024, respectively)	3,342	13,684	7,924	26,039	43,573	63,095
General and administrative expense	2,931	4,963	7,657	10,222	17,732	21,848
Total operating expenses	6,273	18,647	15,581	36,261	61,305	84,943
Loss from operations	227	(18,647)	(9,081)	(36,261)	(59,305)	(73,943)
Other income (expense):
Interest income	16	233	53	633	843	3,369
Gain on warrant liability	220	(297)	2,894	1,583	295	807
Loss on PPAs liability			273		(406)
Other expense	(11)		(31)		(1,034)	(9)
Total other income (expense)	225	(64)	3,189	2,216	(302)	4,167
Consolidated net loss and comprehensive loss	$ 452	$ (18,711)	$ (5,892)	$ (34,045)	$ (59,607)	$ (69,776)
Net income (loss) per common share, basic	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)
Net income (loss) per common share, diluted	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)
Weighted-average shares of common stock outstanding, basic	1,660,586	1,170,087	1,581,554	1,167,550	1,176,558	971,467
Weighted-average shares of common stock outstanding, diluted	1,661,709	1,170,087	1,581,554	1,167,550	1,176,558	971,467